CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 111.8	RUB 6,783	RUB 9,679	RUB 17,020
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	(34.6)	(2,100)	2,076	(1,019)
Reclassification adjustment, net of tax of nil	(1.7)	(103)
Foreign currency translation adjustment, net of tax of nil	(36.3)	(2,203)	2,076	(1,019)
Total other comprehensive (loss)/income	(36.3)	(2,203)	2,076	(1,019)
Total comprehensive income	75.5	4,580	11,755	16,001
Total comprehensive loss attributable to noncontrolling interests	0.2	15
Total comprehensive income attributable to Yandex N.V.	$ 75.7	RUB 4,595	RUB 11,755	RUB 16,001